Note 11 - Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
NOTE 11 – BORROWINGS

Information relating to securities sold under agreements to repurchase is as follows:

(In Thousands of Dollars)
	2012	2011
At December 31:
Outstanding Balance	$42,785	$46,784
Average Interest Rate	0.19%	0.19%

Daily Average for the Year:
Outstanding Balance	$47,605	$43,847
Average Interest Rate	0.18%	0.19%

Maximum Outstanding at any Month End	$55,047	$47,603

Securities sold under agreements to repurchase (repurchase agreements) generally have original maturities of less than one year. Repurchase agreements are treated as financings and the obligations to repurchase securities sold are reflected as liabilities. Securities involved with the agreements are recorded as assets of the Company and are primarily held in safekeeping by correspondent banks. Repurchase agreements are offered principally to certain large deposit customers as deposit equivalent investments.

We had no unsecured overnight borrowings, in the form of federal funds purchased at December 31, 2012. There were no overnight borrowings at December 31, 2011.